Contingent Liabilities and Commitments - Summary of Acceptances and Guarantees by Counterparty (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 13,367,701	₩ 14,060,160
Unconfirmed guarantees	3,964,619	3,641,730
Total	₩ 17,332,320	₩ 17,701,890
Proportion (%)	100.00%	100.00%
Large companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 12,415,691	₩ 13,215,006
Unconfirmed guarantees	3,031,523	2,972,146
Total	₩ 15,447,214	₩ 16,187,152
Proportion (%)	89.12%	91.45%
Small and medium-sized companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 813,807	₩ 747,170
Unconfirmed guarantees	373,420	423,299
Total	₩ 1,187,227	₩ 1,170,469
Proportion (%)	6.85%	6.61%
Public sector and others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 138,203	₩ 97,984
Unconfirmed guarantees	559,676	246,285
Total	₩ 697,879	₩ 344,269
Proportion (%)	4.03%	1.94%